Capital management (Tables)	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Schedule of maturities of lease liabilities

As of December 31, 2024 and 2023, the following table summarizes the remaining contractual maturities of lease liabilities under operating lease:

	2024	2023
	USD	USD
Operating lease commitments	69,463	91,354